Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Please refer to the Compensation Discussion and Analysis on pages 47 to 69 for a detailed description of the Company’s executive compensation program design and
2
024 pay decisions, including how executive compensation is directly tied to performance. This section is provided solely to comply with SEC rules under the Dodd-Frank Act.

Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO 1 $ (b)	Compensation Actually Paid to PEO 1,4 $ (c)	Average Summary Compensation Table Total for Non-PEO NEOs 2 $ (d)	Average Compensation Actually Paid to Non-PEO NEOs 2,4 $ (e)	Total Shareholder Return $ (f)	Peer Group Total Shareholder Return 3 $ (g)	Net Income (in millions) $ (h)	CFOAS 5 (in millions) $ (i)

2024	44,052,537	48,838,037	23,370,696	24,234,121	197	133	33,680	60,009

2023	36,919,898	23,567,917	20,748,653	13,866,194	176	139	36,010	59,447

2022	35,909,231	89,747,677	20,844,030	37,954,580	188	136	55,740	82,044

2021	23,572,488	40,080,212	11,277,117	18,671,104	101	94	23,040	51,305

2020	15,639,061	-7,691,707	8,331,316	-8,714,670	64	69	-22,440	15,667
See footnotes on page 81 for the calculation to determine Compensation Actually Paid.

The following table and information are provided to supplement the Pay Versus Performance Table.

Year (a)	Total Direct Compensation PEO 1,6 $ (j)	Realized Pay PEO 1,6 $ (k)	Average Total Direct Compensation for Non-PEO NEOs 2,6 $ (l)	Average Realized Pay for Non-PEO NEOs 2,6 $ (m)

2024	33,238,000	17,602,293	17,901,706	7,895,275

2023	29,861,750	15,627,195	16,381,837	6,985,831

2022	33,024,000	18,116,008	17,704,820	7,649,062

2021	18,262,225	9,068,366	7,594,806	4,188,130

2020	10,049,725	3,748,895	4,785,620	2,744,862

5-year average	24,887,140	12,832,551	12,873,758	5,892,632
Columns (b) and (d) represent Total Reported Pay for PEO and other NEOs as disclosed in the Summary Compensation Table on page 70. In its pay deliberations, the Compensation Committee considers Total Direct Compensation, columns (j) and (l), as it excludes the volatility that results from changes in pension value and all other compensation. See pages 60 to 63.
“Compensation Actually Paid” in columns (c) and (e) includes pension service cost and year-over-year change in value of unvested awards. We believe Realized Pay, shown in columns (k) and (m), is a more accurate representation of pay actually realized during the year. See pages 60 to 61 for details specific to PEO Realized Pay.
The main factor in year-over-year changes in “Compensation Actually Paid” is the change in value of unvested equity awards. Performance shares with uniquely long vesting periods represent over 70% of Total Direct Compensation, aligning the interests of our executives with the returns of long-term shareholders. See page 51.

PEO “Compensation Actually Paid” 2024 versus 2023 ($ in millions)	Actual		Year-over-Year
As a result, 85% of the year-over-year change
of PEO “Compensation Actually Paid” reflects
unvested equity, its value influenced by the
Company’s stock price, $107.57 at the end of
2024.

Year-end
stock price was $99.98 in 2023,
$110.30 in 2022, $61.19 in 2021, and $41.22 in
2020, resulting in significant
year-over-year

change.

	2024	2023	Change	% of Change
Cash: Salary, Bonus, All Other Compensation	6.9	7.8	-0.9	3%
Stock Awards granted in current year, YE value	24.2	22.5	1.7	6%
Outstanding equity, year-over-year change in value	9.7	-11.7	21.4	79%
Vested awards, vested value minus prior YE value	1.7	-0.4	2.1	8%
Dividends paid prior to vesting of underlying awards	5.2	4.5	0.8	3%
Pension Service Cost	1.1	1.0	0.1	1%
Total	48.8	23.6	25.2	100%

Company Selected Measure Name	CFOAS
Named Executive Officers, Footnote	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee	K.A. Mikells, A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and L.M. Mallon	A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and N.W. Duffin
Peer Group Issuers, Footnote	CD&A Business Performance peer group: BP, Chevron, Shell, and TotalEnergies.
PEO Total Compensation Amount	$ 44,052,537	$ 36,919,898	$ 35,909,231	$ 23,572,488	$ 15,639,061
PEO Actually Paid Compensation Amount	$ 48,838,037	23,567,917	89,747,677	40,080,212	(7,691,707)
Adjustment To PEO Compensation, Footnote	Adjustments to determine “Compensation Actually Paid”:

		PEO 1					Average Non-PEO NEOs 2
	+/-	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020

SCT grant value of long-term awards granted in the year	-	26,721,000	23,199,750	24,939,000	13,505,225	8,434,725	13,728,656	12,079,337	12,594,195	5,892,181	3,594,016

Year-end value of long-term awards granted in the year	+	24,203,250	22,495,500	24,817,500	13,155,850	8,450,100	12,435,092	11,712,657	12,532,838	5,827,736	3,600,567

Year-over-year change in “fair value” of unvested awards	+	9,666,245	-11,749,836	48,547,691	16,765,814	-20,079,108	4,084,653	-4,655,739	17,672,847	7,865,983	-15,015,063

Value of vested awards received	+	1,690,200	-442,500	3,273,600	1,314,686	-1,274,817	562,570	-135,756	751,602	486,992	-1,009,384

SCT change in pension value	-	10,417,644	5,922,953	2,506,363	5,137,153	5,348,636	5,321,232	4,012,935	3,044,269	2,710,176	3,442,800

Pension Service cost	+	1,128,418	1,001,694	901,365	744,658	751,812	648,773	546,216	460,833	326,056	462,472

Dividends	+	5,236,032	4,465,864	3,743,653	3,169,095	2,604,606	2,182,224	1,742,434	1,330,895	1,489,577	1,952,237

Non-PEO NEO Average Total Compensation Amount	$ 23,370,696	20,748,653	20,844,030	11,277,117	8,331,316
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,234,121	13,866,194	37,954,580	18,671,104	(8,714,670)
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to determine “Compensation Actually Paid”:

		PEO 1					Average Non-PEO NEOs 2
	+/-	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020

SCT grant value of long-term awards granted in the year	-	26,721,000	23,199,750	24,939,000	13,505,225	8,434,725	13,728,656	12,079,337	12,594,195	5,892,181	3,594,016

Year-end value of long-term awards granted in the year	+	24,203,250	22,495,500	24,817,500	13,155,850	8,450,100	12,435,092	11,712,657	12,532,838	5,827,736	3,600,567

Year-over-year change in “fair value” of unvested awards	+	9,666,245	-11,749,836	48,547,691	16,765,814	-20,079,108	4,084,653	-4,655,739	17,672,847	7,865,983	-15,015,063

Value of vested awards received	+	1,690,200	-442,500	3,273,600	1,314,686	-1,274,817	562,570	-135,756	751,602	486,992	-1,009,384

SCT change in pension value	-	10,417,644	5,922,953	2,506,363	5,137,153	5,348,636	5,321,232	4,012,935	3,044,269	2,710,176	3,442,800

Pension Service cost	+	1,128,418	1,001,694	901,365	744,658	751,812	648,773	546,216	460,833	326,056	462,472

Dividends	+	5,236,032	4,465,864	3,743,653	3,169,095	2,604,606	2,182,224	1,742,434	1,330,895	1,489,577	1,952,237

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Supporting Financial & Operating Metrics ∎ TSR ∎ Earnings ∎ Cash Flow from Operations and Asset Sales ∎ Return on Capital Employed	∎ Safety Performance ∎ Environmental Performance ∎ Corporate-wide operated asset GHG emissions intensity

Total Shareholder Return Amount	$ 197	176	188	101	64
Peer Group Total Shareholder Return Amount	133	139	136	94	69
Net Income (Loss)	$ 33,680,000,000	$ 36,010,000,000	$ 55,740,000,000	$ 23,040,000,000	$ (22,440,000,000)
Company Selected Measure Amount	60,009,000,000	59,447,000,000	82,044,000,000	51,305,000,000	15,667,000,000
PEO Name	D.W. Woods	D.W. Woods	D.W. Woods	D.W. Woods	D.W. Woods
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations and Asset Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed
Measure:: 5
Pay vs Performance Disclosure
Name	Safety Performance
Measure:: 6
Pay vs Performance Disclosure
Name	Environmental Performance
Measure:: 7
Pay vs Performance Disclosure
Name	Corporate-wide operated asset GHG emissions intensity
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,417,644)	$ (5,922,953)	$ (2,506,363)	$ (5,137,153)	$ (5,348,636)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,128,418	1,001,694	901,365	744,658	751,812
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,721,000)	(23,199,750)	(24,939,000)	(13,505,225)	(8,434,725)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,203,250	22,495,500	24,817,500	13,155,850	8,450,100
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,666,245	(11,749,836)	48,547,691	16,765,814	(20,079,108)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,690,200	(442,500)	3,273,600	1,314,686	(1,274,817)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,236,032	4,465,864	3,743,653	3,169,095	2,604,606
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,321,232)	(4,012,935)	(3,044,269)	(2,710,176)	(3,442,800)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	648,773	546,216	460,833	326,056	462,472
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,728,656)	(12,079,337)	(12,594,195)	(5,892,181)	(3,594,016)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,435,092	11,712,657	12,532,838	5,827,736	3,600,567
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,084,653	(4,655,739)	17,672,847	7,865,983	(15,015,063)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	562,570	(135,756)	751,602	486,992	(1,009,384)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,182,224	$ 1,742,434	$ 1,330,895	$ 1,489,577	$ 1,952,237